EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 30, 2018
Earnings per share [abstract]
Earnings per share
Reconciliation between basic and diluted earnings per share is as follows:

	2018	2017

Net earnings - basic and diluted	$350,774	$362,334

Basic earnings per share:
Basic weighted average number of common shares outstanding	211,435	224,184
Basic earnings per share	$1.66	$1.62

Diluted earnings per share:
Basic weighted average number of common shares outstanding	211,435	224,184
Plus dilutive impact of stock options, Treasury RSUs and common
shares held in trust	273	351
Diluted weighted average number of common shares outstanding	211,708	224,535
Diluted earnings per share	$1.66	$1.61